Finance Lease Liabilities - Schedule of Operating Leases and Finance Leases (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)	Mar. 31, 2025
Weighted average remaining lease term (Years)
Finance leases				3 years
Weighted average discount rate (%)
Finance leases				4.00%
Finance lease cost:
Depreciation of property, plant and equipment	$ 166,083	$ 128,747	$ 152,785
Interest on finance lease (Included in interest expense)	23,038	17,859	19,015
Finance lease cost	$ 189,121	$ 146,606	$ 171,800